Subsequent events	3 Months Ended
Mar. 31, 2022
Subsequent events
Subsequent events

17. Subsequent events

In April 2022, the Company and GSK entered into a contract with the German federal government to supply mRNA vaccines within a broader tender for pandemic preparedness in Germany. Following a setup period of a maximum of two years, the contract grants the German federal government access to CureVac’s manufacturing capacity until 2029, enabling rapid availability of 80 million mRNA-based vaccine doses during the remainder of the current pandemic or in future infectious disease outbreaks. By reserving this manufacturing capacity, the tender seeks to mitigate risks associated with potential supply bottlenecks in a pandemic situation. Under the contract, the German federal government will pay CureVac and GSK an annual standby fee after successful completion of the setup period, which requires the companies to maintain manufacturing capacity at constant readiness.